                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 580
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


/s/ Andrea McMahon                Omaha, Nebraska                2/9/10
-------------------------   ---------------------------   ----------------------
[Signature]                       [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-______________      ____________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:         111
Form 13F Information Table Value Total:    $260,553
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.   Form 13F File Number   Name
----   --------------------   ----
NONE   28-10990               MGA Holdings, L.L.C.

[Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F
31-Dec-09


                                                                                                       Voting Authority
                                                          Value   Shares/  Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                 Title of class   CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers  Sole  Shared  None
------------------------------ -------------- --------- -------- --------- --- ---- ------- -------- ------ ------ -----
Abbott Laboratories            COM            002824100     7860    145581 SH       Defined          142781         2800
Amedisys Inc                   COM            023436108      510     10500 SH       Defined           10500
American Equity Invt Life      COM            025676206      170     22900 SH       Defined           22900
American Express Co            COM            025816109      265      6550 SH       Defined            6550
American States Water Co       COM            029899101      609     17195 SH       Defined           17195
Apache Corp                    COM            037411105     1651     16000 SH       Defined           16000
Apogee Enterprises Inc         COM            037598109      428     30550 SH       Defined           30550
Apollo Group Inc CL A          COM            037604105     5696     94025 SH       Defined           92325         1700
Automatic Data Process         COM            053015103     3825     89324 SH       Defined           88239         1085
Berkshire Hathaway, Inc. Cl A  COM            084670108      298         3 SH       Defined               3
Berkshire Hathaway Inc Cl B    COM            084670207     7548      2297 SH       Defined            2194          103
Berry Petroleum Co Cl A        COM            085789105      484     16600 SH       Defined           16600
Bristol Myers Squibb Co        COM            110122108     4513    178745 SH       Defined          176805         1940
CVS/Caremark Corp              COM            126650100     4929    153023 SH       Defined          149523         3500
Comtech Telecommunications     COM            205826209      449     12800 SH       Defined           12800
Conagra Inc                    COM            205887102     4745    205872 SH       Defined          199247         6625
Continucare Corp               COM            212172100      119     27300 SH       Defined           27300
Cubist Pharmaceuticals         COM            229678107      529     27910 SH       Defined           27910
Daktronics Inc                 COM            234264109      453     49200 SH       Defined           49200
Deckers Outdoor Corp           COM            243537107      244      2400 SH       Defined            2400
Dresser-Rand Group, Inc        COM            261608103      228      7200 SH       Defined            7200
DuPont (EI) De Nemours         COM            263534109      275      8175 SH       Defined            8175
Genl Electric Co               COM            369604103     2631    173920 SH       Defined          172920         1000
Global Cash Access Hld         COM            378967103       86     11450 SH       Defined           11450
Gulfmark Offshore Inc          COM            402629109      433     15300 SH       Defined           15300
Hanover Insurance Group, Inc   COM            410867105      401      9032 SH       Defined            9032
Henry Jack & Assoc Inc         COM            426281101      432     18685 SH       Defined           18685
Horace Mann Educators          COM            440327104      411     32900 SH       Defined           32900
Humana Inc                     COM            444859102      702     16000 SH       Defined           16000
IMS Health Inc                 COM            449934108      693     32900 SH       Defined           32900
International Speedway CL A    COM            460335201      434     15250 SH       Defined           15250
iShares Barclays Treas Inflat  COM            464287176      438      4216 SH       Defined            1226         2990
iShares Barclays Aggregate Bon COM            464287226     3365     32609 SH       Defined           26498         6111
iShares Russell 2000 Value - E COM            464287630     3689     63555 SH       Defined           63335          220
iShares S & P Small Cap 600 -  COM            464287804      427      7800 SH       Defined            7800
iShares Tr S&P Nat'l Mun Bond  COM            464288414      688      6700 SH       Defined            6700
iShares Barclays MBSFixed-Rate COM            464288588     1103     10408 SH       Defined           10408
iShares Barclays 1-3 Yr Credit COM            464288646     3648     35087 SH       Defined           32705         2382
Johnson & Johnson              COM            478160104     9514    147711 SH       Defined          134526        13185
Mantech Intl Corp Cl A         COM            564563104      552     11410 SH       Defined           11410
Microsoft Corp                 COM            594918104    11288    370346 SH       Defined          342831        27515
SPDR S&P MidCap 400 ETF Trust  COM            595635103      419      3183 SH       Defined            3183
Motorcar Parts & Acces         COM            620071100      228     44891 SH       Defined           44891
Mylan Laboratories             COM            628530107     2448    132850 SH       Defined          129050         3800
OM Group Inc                   COM            670872100      229      7300 SH       Defined            7300
Pepsico Inc                    COM            713448108     3852     63347 SH       Defined           62747          600
Pfizer Inc                     COM            717081103     6798    373723 SH       Defined          343795        29928
Pharmaceutical Prod            COM            717124101      218      9300 SH       Defined            9300
Procter & Gamble Co            COM            742718109     9446    155799 SH       Defined          149839         5960
Rowan Companies, Inc           COM            779382100      405     17900 SH       Defined           17900
Spectra Energy Corp            COM            847560109      642     31295 SH       Defined           30718          577
Tidewater Inc                  COM            886423102      423      8825 SH       Defined            8825
Transatlantic Holdings         COM            893521104     4883     93715 SH       Defined           88655         5060

United Fire & Casualty Co      COM            910331107     1167     64000 SH       Defined           64000
VCA Antech Inc                 COM            918194101      424     17000 SH       Defined           17000
Vanguard Bd Index Fd Total Bnd COM            921937835     1033     13147 SH       Defined           13147
Websense Inc                   COM            947684106      379     21700 SH       Defined           21700
Western Union Co               COM            959802109     4535    240571 SH       Defined          235034         5537
World Acceptance Corp          COM            981419104      219      6100 SH       Defined            6100
Dun & Bradstreet Corp          COM            26483E100     3051     36158 SH       Defined           35658          500
AT & T Inc                     COM            00206r102     1027     36656 SH       Defined           35381         1275
Cardinal Health Inc            COM            14149Y108     4393    136246 SH       Defined          133901         2345
Centene Corp                   COM            15135b101     2046     96650 SH       Defined           95350         1300
Chart Industries Inc           COM            16115q308      264     16000 SH       Defined           16000
Chemed Corp                    COM            16359R103      445      9280 SH       Defined            9280
Compass Minerals Int'l         COM            20451n101     8323    123866 SH       Defined          121677         2189
ConocoPhillips                 COM            20825c104     9754    190985 SH       Defined          175175        15810
Duke Energy                    COM            26441c105      526     30591 SH       Defined           29437         1154
Ensco International PLC - ADR  ADR            26874q100     3683     92205 SH       Defined           90570         1635
Endo Pharmaceutc Hldgs         COM            29264f205     6007    292750 SH       Defined          288400         4350
Exxon Mobil Corp               COM            30231G102     2523     36993 SH       Defined           36193          800
Freeport McMoran Copper & Gold COM            35671D857     2259     28130 SH       Defined           28130
Frontier Oil Corp              COM            35914p105      762     63300 SH       Defined           63300
Healthspring Inc               COM            42224n101      314     17850 SH       Defined           17850
Innophos Holdings Inc          COM            45774n108      202      8800 SH       Defined            8800
Investment Tec Grp             COM            46145f105      324     16450 SH       Defined           16450
J P Morgan Chase & Co          COM            46625h100      284      6827 SH       Defined            6827
JPMorgan Chase & Co Alerian Ml COM            46625h365      698     24430 SH       Defined           21930         2500
Kapstone Paper & Pack          COM            48562p103      112     11400 SH       Defined           11400
Kinder Morgan Management, LLC  COM            49455u100     4444     81329 SH       Defined           78378         2951
LHC Group Inc                  COM            50187a107      523     15550 SH       Defined           15550
Market Vectors Gold Miner - ET COM            57060U100     7454    161314 SH       Defined          152289         9025
Merck & Co                     COM            58933y105     4246    116205 SH       Defined          113941         2264
Neuberger Berman Intrmd Muni B COM            64124p101      306     22795 SH       Defined           22795
Nighthawk Radiology Holdings   COM            65411n105      190     42000 SH       Defined           42000
Oracle Corp                    COM            68389X105     3853    157080 SH       Defined          153820         3260
Rent A Ctr Inc New             COM            76009n100      412     23250 SH       Defined           23250
SPDR Gold Trust - ETF          COM            78463V107      410      3823 SH       Defined            2363         1460
Telus Corp Non-Vtg Shs         COM            87971m202     5626    180612 SH       Defined          177852         2760
United Health Group Inc        COM            91324P102     2946     96668 SH       Defined           95422         1246
Valero Energy Corp             COM            91913Y100      482     28800 SH       Defined           28800
Valueclick Inc                 COM            92046n102      416     41100 SH       Defined           41100
Verizon Communications         COM            92343v104     4198    126704 SH       Defined          124104         2600
Wellcare Health Plans          COM            94946t106     5678    154458 SH       Defined          143233        11225
WellPoint Inc                  COM            94973v107     6335    108680 SH       Defined          107315         1365
Wesco Intl Inc                 COM            95082P105     1879     69550 SH       Defined           69550
Windstream Corp                COM            97381w104      129     11703 SH       Defined           11703
Allied Wrld Assur Com Shs      COM            g0219g203     3092     67125 SH       Defined           63050         4075
Arch Capital Group LTD         COM            G0450A105      479      6700 SH       Defined            6700
Argo Group International Holdi COM            g0464b107     1241     42581 SH       Defined           42221          360
Aspen Ins Hldgs Ltd Shs        COM            g05384105     3573    140400 SH       Defined          131925         8475
Accenture Ltd. Cl A            COM            g1151c101     2069     49850 SH       Defined           49150          700
Bunge Limited                  COM            g16962105     4994     78240 SH       Defined           77080         1160
Endurance Specialty Holdings L COM            g30397106     4484    120430 SH       Defined          116580         3850
Everest Re Group LTD           COM            g3223r108     2799     32670 SH       Defined           32070          600
Flagstone Reinsurance Holdings COM            g3529t105     1956    178800 SH       Defined          175300         3500
Montpelier Re Holdings Ltd     COM            G62185106     2226    128505 SH       Defined          127405         1100
RenaissanceRe Holdings Ltd     COM            g7496g103     5834    109770 SH       Defined          105810         3960
Validus Holdings LTD           COM            g9319h102     2603     96612 SH       Defined           95247         1365
Noble Corporation              COM            h5833n103     3504     86095 SH       Defined           79745         6350
Genco Shipping & Trading Ltd   COM            y2685t107      662     29600 SH       Defined           29600
REPORT SUMMARY                         111 DATA RECORDS   260553        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED